Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements

Note 2 – Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. The ASU requires disclosure of information about offsetting and related arrangements to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The provisions of the ASU are effective for annual reporting periods beginning on or after January 1, 2013. The adoption of this ASU by Northern Trust, effective January 1, 2013, will result in additional disclosures, but is not expected to have an impact on its consolidated financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The ASU indefinitely defers the provisions of ASU No. 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05) which require reclassification adjustments out of accumulated other comprehensive income to be presented in the consolidated statement of income. The provisions of the ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, concurrently with the provisions of ASU 201.51-05. Since this ASU addresses financial statement presentation only, its adoption will not impact Northern Trust’s consolidated financial position or results of operations.